August 2, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Spirit of America Investment Fund, Inc. (the “Registrant”)

SEC File Nos. 333-27925/811-08231

SEC Accession No. 0001193125-16-651058

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a supplement, dated July 19, 2016, to the Prospectus for the Spirit of America Energy Fund.

Questions concerning this filing may be directed to Allison Janell at (212) 885-5205 or Thomas R. Westle at (212) 885-5239.

Very truly yours,

/s/ Allison Janell

Allison Janell

Enclosures

405 Lexington Avenue, New York, NY 10174-0208

www.BlankRome.com

Delaware • Florida • New Jersey • New York • Ohio • Pennsylvania • Washington, DC • Hong Kong